Events After the Reporting Period	6 Months Ended
Jun. 30, 2023
Events After the Reporting Period [Abstract]
Events after the Reporting Period

10. Events after the Reporting Period

Public offering

On July 6, 2023 we raised $5.0 million through the public offering of 11,111,112 common shares (or pre-funded warrants) at $0.45 each and 11,111,112 warrants with an exercise price of CHF 0.40 and a 5-year duration. HC Wainwright acted as placement agent. The transaction closed on July 10, 2023. The net proceeds to the Company were CHF 3.7 million.